Note 11 - Income Taxes - Reconciliation of Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Loss before income taxes	$ (57,160,481)	$ (114,811,428)	$ (57,365,525)
Statutory income tax rate	26.70%	26.80%	26.90%
Computed income tax recovery	$ (15,261,848)	$ (30,769,463)	$ (15,431,326)
Unrecorded potential tax benefits	14,420,791	9,434,421	5,165,985
Decrease in deferred tax assets resulting from a reduction in tax rate	108,306	106,805	217,675
Income taxable at a different foreign tax rate	34,550	115,247	43,494
Accounting charges not deducted for tax and other	1,664,052	21,756,755	10,150,626
Current income tax expense	$ 965,851	$ 643,765	$ 146,454